Acquisitions - Schedule of Components of the Purchase Consideration (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Miflink [Member]
Business Combination [Line Items]
Cash consideration	$ 5,000,000
Elimination of pre-acquisition loan	2,000,000
Fair value of consideration transferred	7,000,000
Webull Pay [Member]
Business Combination [Line Items]
Cash consideration	27,534,365
Fair value of ordinary shares issued to Webull Pay shareholders	40,575,255
Total consideration transferred	$ 68,109,620